Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2021	2022
Systems software	7,079	7,873
Less: accumulated amortization	(1,159)	(1,878)
Intangible assets, net	5,920	5,995

Amortization of intangible assets were approximately RMB296, RMB718 and RMB719 for the years ended December 31, 2020, 2021 and 2022, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31, 2021
2022	589
2023	589
2024	589
2025	589
2026	589
Thereafter	2,975
Total	5,920
Fiscal year ending December 31, 2022
2023	755
2024	754
2025	749
2026	747
2027	740
Thereafter	2,250
Total	5,995